RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Investments in debt securities at FVOCI (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 274,682,875	$ 343,332,362
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	22,461,805	37,493,866
Investment securities at fair value [member]
Disclosure of financial assets [line items]
Financial assets	23,939,915	38,900,001
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	22,461,805	37,493,866
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	17,993,586	20,692,824
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	4,435,264	16,382,787
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	32,955	418,255
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Financial assets	22,461,805	37,493,866
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	17,993,586	20,692,824
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	4,435,264	16,382,787
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	32,955	418,255
Sovereign | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	16,247,220	17,412,750
Sovereign | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	2,702,107	11,391,676
Sovereign | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	16,247,220	17,412,750
Sovereign | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	2,702,107	11,391,676
Other Public Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	109,246	132,804
Other Public Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	680,002	690,109
Other Public Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	109,246	132,804
Other Public Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	680,002	690,109
Central Banks | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	194,098	251,370
Central Banks | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets		1,606,349
Central Banks | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	194,098	251,370
Central Banks | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets		1,606,349
Corporate | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	124,587	382,041
Corporate | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	245,734	545,247
Corporate | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets		414,249
Corporate | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	124,587	382,041
Corporate | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	245,734	545,247
Corporate | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets		414,249
Financial Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	840,545	2,076,597
Financial Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	782,359	2,124,321
Financial Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	32,955	4,006
Financial Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	840,545	2,076,597
Financial Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	782,359	2,124,321
Financial Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	32,955	4,006
Multilaterals | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	477,890	437,262
Multilaterals | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	25,062	25,085
Multilaterals | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	477,890	437,262
Multilaterals | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	$ 25,062	$ 25,085